Share-based payments - Option grants outstanding (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2026 shares $ / shares	Aug. 31, 2025 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	74	51
Number of options, Granted | shares		50
Number of options, Forfeited | shares		(5)
Number of options, Expired | shares	(6)	(22)
Number of options, Ending balance | shares	68	74
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 76,695.66	$ 199,466.73
Weighted average exercise price, Granted (in dollars per share) | $ / shares		264.4
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares		234,900
Weighted average exercise price, Expired (in dollars per share) | $ / shares	282,479.81	151,638.37
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 58,538.24	$ 76,695.66